Mobile Financial Services activities	12 Months Ended
Dec. 31, 2020
Banking activities [abstract]
Mobile Financial Services activities

Note 17    Mobile Financial Services activities

17.1    Financial assets and liabilities of Mobile Financial Services

The financial statements of Mobile Financial Services activities were put into the format of Orange group’s consolidated financial statements and therefore differ from a presentation that complies with the banking format.

In order to improve the readiness of financial statements and to be able to distinguish the performance of telecom activities from the performance of Mobile Financial Services, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 13 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 17 concerns the activities of Mobile Financial Services with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position as of December 31, 2020.

(in millions of euros)	Orange	O/w telecom	Note	O/w Mobile	Note	O/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Financial Services activities	1,210	—		1,210	17.1.1	—
Non-current financial assets	1,516	1,544	13.7	—		(27)	(1)
Non-current derivatives assets	132	132	13.8	—	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,075	—		2,077	17.1.1	(2)
Current financial assets	3,259	3,259	13.7	—		—
Current derivatives assets	162	162	13.8	—	17.1.3	—
Cash and cash equivalents	8,145	7,891	14.3	254		—

Non-current financial liabilities related to Mobile Financial Services activities	—	—		27	17.1.2	(27)	(1)
Non-current financial liabilities	30,089	30,089	13.3	—		—
Non-current derivatives liabilities	844	769	13.8	75	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,128	—		3,128	17.1.2	—
Current financial liabilities	5,170	5,172	13.3	—		(2)
Current derivatives liabilities	35	35	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

The Mobile Financial Services segment includes Orange Bank and other entities. As the contribution of other entities to the statement of financial position of the Mobile Financial Services segment and a fortiori of the Group was not material, only Orange Bank data is presented in detail below.

Accounting policies

Since the concept of current or non-current is non-existent in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) are classified as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current has been made in light of both the original intention of management and the nature of the assets and liabilities in question. For instance, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, only the transaction portfolios (financial assets at fair value through profit or loss) have been recognized in current financial assets.

17.1.1  Financial assets related to Orange Bank transactions (excluding derivatives)

The financial assets in connection with the transactions of Orange Bank break down as follows:

(in millions of euros)	December 31, 2020			December 31, 2019	December 31, 2018
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	2	—	2	2	1
Investments securities	2	—	2	2	1
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	538	3	540	656	925
Debt securities	538	3	540	656	925
Financial assets at fair value through profit or loss	94	—	94	179	152
Investments at fair value	—	—	—	79	72
Cash collateral paid	74	—	74	76	57
Other	20	—	20	25	23
Financial assets at amortized cost	577	2,074	2,651	3,519	3,614
Fixed-income securities	577	2	579	506	614
Loans and receivables to customers	—	2,000	2,000	1,937	2,000
Loans and receivables to credit institutions	—	70	70	1,073	1,000
Other	—	2	2	3	—
Total financial assets related to Orange Bank activities	1,210	2,077	3,288	4,357	4,692

Debt securities at fair value through other comprehensive income that may be reclassified subsequently to profit or loss

(in millions of euros)	2020	2019	2018
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	656	925	786
Acquisitions	386	165	487
Repayments and disposals	(500)	(442)	(333)
Changes in fair value	1	9	(8)
Other items	(3)	(1)	(7)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	540	656	925

(in millions of euros)	2020	2019	2018
Profit (loss) recognized in other comprehensive income during the period	1	8	(8)
Reclassification in net income during the period	0	1	—
Other comprehensive income related to Orange Bank	1	9	(8)

Loans and receivables of Orange Bank

Loans and receivables of Orange Bank are composed of loans and receivables to customers and credit institutions.

In the context of adapting the bank’s accounts into the Group’s financial statements, the following have been considered as loans and advances to customers: clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers.

(in millions of euros)	December 31,		December 31,	December 31,
	2020		2019	2018
Overdrafts	802		869	910
Housing loans	869		876	824
Investment loans	129		163	206
Installment receivables (1)	183		—	—
Current accounts	10		17	21
Other	7		12	39
Total loans and receivables to customers	2,000	(2)	1,937	2,000
Overnight deposits and loans	—		945	850
Loans and receivables	52		85	85
Other	18		43	65
Total loans and receivables to credit institutions	70		1,073	1,000

(1)	Purchase of Orange Spain receivables.
(2)	At December 31, 2020, Orange Bank is engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 600 million euros.

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain investment securities which are not consolidated or equity-accounted, and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy, may be designated by Orange Bank as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in profit or loss.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or loss (FVOCI)

Investment securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit or loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit or loss.

–  Financial assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss (FVOCIR)

Assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss mainly include investments in debt securities. They are recognized at fair value at inception and subsequently. Temporary changes in value are recorded in other comprehensive income that are or may be reclassified subsequently to profit or loss. In case of disposal, the cumulative profit (or loss) recognized in other comprehensive income is reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category primarily comprises miscellaneous loans and receivables as well as fixed-income securities held with the aim of collecting contractual flows. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. Impairment and provisions are recorded as soon as loans are granted or commitments are concluded, without waiting for the appearance of an objective indication of impairment. Impairment and provisions are updated as the credit risk evolves (see below "Impairment of financial assets").

Impairment of financial assets

In accordance with IFRS 9, debt instruments classified as financial assets at amortized cost or as financial assets at fair value through other comprehensive income, rental receivables, financing commitments and financial guarantees given are systematically subject to impairment or a provision for expected credit loss. These impairments and provisions are recorded as soon as loans are granted, commitments are concluded or bond securities are acquired, without waiting for the appearance of an objective indication of impairment.

To do this, the financial assets concerned are split into three categories according to the change in credit risk observed since their initial recognition and a depreciation is recorded on the amount outstanding of each of these categories as follows:

-  performing loans: the calculation of losses expected is made on a 12-months basis, and the financial income (interest) is calculated on the basis of the instrument's gross amount;

-  impaired loans: if the credit risk has significantly worsened since the debt has been booked to the balance sheet, the expected losses, estimated over the duration of the loan, are recognized and the financial income (interest) is calculated based on the gross amount of the instrument;

-  doubtful loans: the expected loss, estimated over the duration of the loan, is depreciated. The financial income is calculated on the basis of the amount of the instrument net of the depreciation.

17.1.2  Financial liabilities related to Orange Bank transactions (excluding derivatives)

(in millions of euros)	December 31, 2020		December 31, 2019	December 31,2018
Payables to customers	1,883	(1)	3,357	3,396
Debts with financial institutions	885		448	1,103
Deposit certificate	358		475	335
Other	30		28	28
Total Financial liabilities related to Orange Bank activities(2)	3,155		4,307	4,862

(1)	The decrease on payables to customers is mainly due to the discontinuation of Groupama group companies' account-holding activities.
(2)	Including 28 million euros of non-current financial liabilities in 2020, 2019 and 2018.

Debts related to Orange Bank transactions are composed of customer deposits and bank debts with financial institutions.

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Current accounts	949	2,546	2,538
Passbooks and special savings accounts	908	781	776
Other	26	30	82
Total payables to customers	1,883	3,357	3,396
Term borrowings and advances	615	448	467
Securities delivered under repurchase agreements	270	—	636
Total debts with financial institutions	885	448	1,103

17.1.3Derivatives of Orange Bank

Derivatives qualified as fair value hedges

The main unmatured fair value hedges at the end of 2020 and set up by Orange Bank concern the following interest rate swaps:

–  502 million euros in notional value (of which 14 million euros maturing in 2021, 14 million euros maturing between one and five years and 474 million euros at more than five years ), macro- hedging a portion of the real estate loan portfolio. The fair value of these derivatives at December 31, 2020 was (16) million euros;

–  210 million euros in notional value hedging a portfolio of French inflation-indexed fungible Treasury bonds (Obligations Assimilables du Trésor indexées sur l'inflation française - OATi ) of the same amount and maturity , i.e. 2023. The fair value of these swaps at December 31, 2020 was (47) million euros;

–  182 million euros in notional value (of which 32 million euros maturing in 2021, 50 million euros maturing between one and two years and 100 million euros at more than five years), hedging a portfolio of French fungible Treasury bonds (Obligations Assimilables du Trésor - OAT ) of the same amount and maturity. The fair value of these swaps at December 31, 2020 was (6) million euros;

–  20 million euros in notional value hedging a portfolio of OATi of the same amount and maturity, i.e. 2030. The fair value of these swaps at December 31, 2020 was (5) million euros;

–  5 million euros in notional value hedging a portfolio of securities maturing in 2028 whose fair value at December 31, 2020 was (1) million euros.

The ineffective portion of these hedges recognized in profit or loss in 2020 was not material.

Cash flow hedge derivatives

At January 1, 2020, Orange Bank had documented a micro-hedge of its issues with interest rate swaps which, at the end of 2020, represented:

–  242 million euros in notional value (of which 94 million euros maturing in 2021 and 148 million euros maturing between one and two years) hedging negotiable debt securities issued by the bank, the fair value of which at December 31, 2020 was almost zero.

Trading Derivatives

–  Orange Bank has set up interest rate swaps as economic hedges (not designated as hedges under IFRS) of EIB securities for a total notional amount of 10 million euros maturing in 2029, the fair value of which was (1) million euros at December 31, 2020. The net effects of this hedging strategy on the income statement are not material;

–  Orange Bank has a portfolio of trading swaps with a total notional value of 28 million euros (of which 18 million euros maturing between two and five years and 10 million euros at more than five years) and a total fair value at December 31, 2020 of (1) million euros. The net effects of this hedging strategy on the income statement are not material;

–  Orange Bank has set up interest rate futures with a notional amount of 202 million euros. The notional amount of these derivatives gives only an indication of the volume of outstanding contracts on the financial instruments markets and does not reflect the market risks associated with such instruments or the nominal value of the hedged instruments. The net effects of this hedging strategy on profit or loss are not material.

17.2    Information on market risk management with respect to Orange Bank activities

Orange Bank has its own risk management system in accordance with banking regulations. In terms of banking regulation, Orange Bank is under the supervision of the French Prudential Supervision and Resolution Authority (Autorité de contrôle prudentiel et de résolution – ACPR) and must at all times comply with capital requirements in order to withstand the risks associated with its activities.

Orange Bank’s activities expose it to all of the risks defined by the ordinance of November 3, 2014, relating to the internal control of companies in the banking, payment services and investment services sector subject to the control of the ACPR:

–  credit risk: risk of loss incurred in the event of the default of a counterparty or counterparties considered as the same beneficiary;

–  market risk: risk of loss due to movements in market prices;

–  operational risk: risk resulting from an inadequacy or a failure due to procedures, staff, IT systems or to outside events, including events that are unlikely to occur but that would imply a risk of material loss. Operational risk includes risks of internal and external fraud;

–  interest rate risk: risk incurred in the event of changes in interest rates impacting on-balance sheet and off-balance sheet transactions, excluding, where applicable, transactions exposed to market risks;

–  liquidity risk: risk that the company would not be able to meet its commitments or not be able to unwind or offset a position due to the market situation;

–  inter-mediation risk on investment service providers: risk of default by a customer or counterparty in the context of a financial instrument transaction in which the company provides a performance guarantee.

The size of the bank and its moderate risk profile led to the choice of standard methods regarding the application of Regulation No. 575/2013 of the European Parliament and of the Council on June 26, 2013.

Orange Bank does not intervene on complex products. For market operations, the strategy defines, on one hand, the limits implemented and controlled and, on the other hand, the quality of the authorized signatories. In addition, the Bank has defined and regularly tests its business continuity system. The Bank has also undertaken, as comprehensively as possible, the identification and assessment of its operational risks, for which it also monitors occurrences.

In line with regulations, and in particular Titles IV and V of the Ordinance of November 3, 2014, the bank’s Executive Committee, upon recommendation of the Risk Management Department, sets the institution’s risk policy, in particular regarding selection of customers and risks, modalities and rules for granting loans, and delegations of authority.

The Risk Management Department analyzes and monitors risks, carries out the necessary controls and produces reports for various committees: the Credit Committee (management of counterparty risk), Risks and Audit Committee (management of operational risks), ALM Committee (management of market, interest rate and liquidity risks) and the Executive Committee.

17.2.1Market risk management

Orange Bank does not carry out trading operations on its own behalf, its market activity only concerns investments to optimize liquidity management and purchases mainly of interest rate hedges.

Since the start of the health crisis, Orange Bank has noted an increase in credit risk for all counterparties issuing on the financial markets.

The rise in expected and unexpected loss during the health crisis has increased the average probability of default of the securities portfolio. To ensure the quality of the investments held by the bank, a stress test was carried out on the portfolio and the results showed good resistance to the various simulated shocks. Nevertheless, as a precautionary measure, the investment rules have been reviewed, in particular by reducing the limits on the sectors most affected by the pandemic, reviewing the maturities and reassessing the probability of default of each counterparty.

Market risk was characterized by increased volatility on all financial markets with a return to normal at the end of 2020. The absence of exposure to trading portfolios, the bank’s low exposure in terms of its investment portfolios and the fact that it has a significant proportion of low-risk government securities have made it possible to minimize the potential risks.

17.2.2Liquidity risk management

The onset of the health crisis was characterized by difficulty in accessing liquidity on the financial markets. Orange Bank anticipated this situation by deciding to retain significant liquidity and continued to manage its liquidity prudently throughout the crisis.

At the end of December 2020, the LCR ratio (short-term liquidity ratio) was 435%, thus providing sufficient liquidity to cover any short-term needs. The Net Stable Funding Ratio (NSFR) was 150%. In order to anticipate future liquidity needs, Orange Bank intensified the diversification of its funding sources, notably with the launch of a securitization program and an increase in deposit receipts (unaudited regulatory ratios).

17.2.3Credit risk management

Orange Bank has maintained a cautious provisioning policy. At the end of 2020, and in line with the requirements of IFRS 9 to take into account economic forecasts in estimating future losses, the bank reviewed the economic scenarios used to determine the provisions for credit risk relating to commitments to customers. Provisions have been increased to anticipate the expected increase in defaults in 2021.

The cost of credit risk amounted to (30) million euros (i.e. 1.6% of average outstandings), of which (15) million euros related to the health crisis (i.e. 0.8% of average outstandings).

In France, a provision of 6 million euros was recognized on consumer loans at December 31, 2020. It takes into account three scenarios (central, optimistic and pessimistic) weighted respectively at 70%, 20% and 10% on the provisioning model of the economic forecasts of GDP in France published by the Banque de France and the OECD.

For mortgage loans and other markets (large companies, professionals and private banking), Orange Bank recognized a provision of 5 million euros for sectors deemed vulnerable, such as hotels and commercial real estate. Despite the quality of borrowers and existing guarantees, the bank estimates that the health crisis could still lead to business failures.

In Spain, Orange Bank recognized a provision of 4 million euros to cover the impacts of the health crisis on the portfolio of installment receivables.

Orange Bank has also recorded a provision of 4 million euros on the consumer credit portfolio with the aim of taking into account the impact of the entry into force of the new definition of default from January 1, 2021.

In addition, and in response to the health crisis, Orange Bank has adapted its credit management practices by adhering to the FBF-ASF market protocol concerning deferral and rescheduling of loans to companies and professionals. At December 31, 2020, the total exposure related to customers whose payments had been deferred amounted to 15 million euros (1.8% of the portfolio) for mortgage loans, 22 million euros (2.7% of outstandings) for consumer loans and 66 million euros (25% of the portfolio) for company and professional portfolios. The majority of postponements have expired and the resumption of repayments took place without significant incidents.

17.2.4Remaining term to maturity

The following table details the remaining terms of Orange Bank’s financial assets and liabilities, calculated on the basis of the contractual maturity dates:

–  maturity-by-maturity for amortizable transactions;

–  for roll-over loans, since renewals cannot be presumed, the renewal dates are taken to be the final maturity dates;

–  since derivatives are interest rate swaps, they are not subject to any exchange of notional. Their fair value has been broken down by maturity.

(in millions of euros)	Note	December 31,	2021	2022 to	2026
		2020		2025	and beyond
Investments securities	17.1.1	2	—	2	—
Debt securities	17.1.1	540	161	359	20
Investments at fair value	17.1.1	—	—	—	—
Fixed-income securities	17.1.1	579	183	232	165
Loans and receivables to customers	17.1.1	2,000	306	1,006	688
Loans and receivables to credit institutions	17.1.1	70	70	—	—
Other financial assets and derivatives		96	76	3	17
Total financial assets		3,288	796	1,602	890
Payable to customers	17.1.2	1,883	1,883	—	—
Debts with financial institutions	17.1.2	885	278	606	—
Deposit certificate	17.1.2	358	190	168	—
Other financial liabilities and derivatives		105	1	52	52
Total financial liabilities		3,230	2,352	826	52

17.2.5  Fair value of financial assets and liabilities of Orange Bank

(in millions of euros)			December 31, 2020
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	17.1.1	AC	2,070	2,070	—	2,070	—
Financial assets at amortized cost	17.1.1	AC	581	580	580	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	94	94	94	—	—
Debt securities	17.1.1	FVOCIR	540	540	540	—	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)	17.1	AC	254	254	254	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,155)	(3,155)	—	(3,155)	—
Derivatives (net amount)(3)	17.1.3		(75)	(75)	—	(75)	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2019
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	3,010	3,010	—	3,010	—
Financial assets at amortized cost	17.1.1	AC	509	501	501	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	179	179	179	—	—
Debt securities	17.1.1	FVOCIR	656	656	628	28	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent (2)		AC	369	369	369	—	—
Financial liabilities related to Orange
Bank activities	17.1.2	AC	(4,307)	(4,307)	—	(4,307)	—
Derivatives (net amount) (3)			(74)	(74)	—	(74)	—

(2)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(3)	Includes only cash.
(4)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2018
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9(1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	3,000	3,000	—	3,000	—
Financial assets at amortized cost	17.1.1	AC	614	641	605	36	—
Financial assets at fair value through profit or loss	17.1.1	FVR	152	152	152	—	—
Debt securities	17.1.1	FVOCIR	925	925	862	63	—
Investments securities	17.1.1	FVOCI	1	1	1	—	—
Cash and cash equivalent(2)		AC	553	553	553	—	—
Financial liabilities related to Orange
Bank activities	17.1.2	AC	(4,862)	(4,862)	—	(4,862)	—
Derivatives (net amount) (3)			(46)	(46)	—	(29)	(17)

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

17.3    Orange Bank’s unrecognized contractual commitments

As at December 31, 2020, Orange Bank is not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned below.

Commitments given

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Financing commitments (1)	87	421	444
Guarantee commitments	8	8	12
On behalf of financial institutions	4	4	8
On behalf of customers	3	4	4
Property lease commitments	—	23	37
Total	94	452	493

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted. As at December 31, 2019, these commitments also included a financing commitment for Groupama of 320 million euros, a commitment which ended in 2020 due to the discontinuation of the account-keeping activity that Orange Bank provided with entities of the Groupama group.

Commitments received

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Received from financial institutions (1)	770	747	681
Received from customers	102	149	153
Total	872	896	834
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee the mortgages distributed.

Assets covered by commitments

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Assets pledged as security to lending financial institutions as guarantees for bank loans	1,160	1,126	715
Total	1,160	1,126	715